Oil and Gas Activities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved oil and gas properties	$ 31	$ 32	$ 38
Wells in progress	335	337	$ 350
United Kingdom
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved oil and gas properties	31	32
Wells in progress	$ 335	$ 337